Right-of-use Assets	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Right-of-use Asset	RIGHT-OF-USE ASSETS
16.1 Accounting policies
IFRS 16 – Leases, establishes the principles for the recognition, measurement, presentation and disclosure of leasing operations and requires that lessees, at the commencement date of the contract, recognize a liability to make payments (a lease liability) and an asset representing the right to use the underlying asset over the lease term (a right-of-use asset – “ROU”). Lessees must separately recognize in the statements of operations interest expense on the lease liability and depreciation expense for the right-of-use asset.
Lessees are also required to reassess the lease liability in the event of certain events, for example, a change in the lease term, a change in future lease payment flows as a result of a change in an index or rate used to determine such payments. In general, the lessee must recognize the remeasurement value of the lease liability as an adjustment to the right-of-use asset.
In determining the discount rate, the Company primarily used as a basis those the funding operations of dates and/or modification of the lease agreements in the Brazilian and North American markets. For operations in the Brazilian market, the Company converted the cost of funding to the equivalent of an operation in US dollars, adjusting this for the country risk and interest rate differential between Brazil and the United States of America. Thus, it was concluded that the built-in inflationary effects are very low, in addition to the fact that 99.5% of the Company’s leasing obligations are denominated in dollars.
16.1.1 Componentization of aircraft
At the receipt and initial recognition of aircraft and/or right-of-use assets, the Company allocates the total cost of the aircraft between five major components: airframe, auxiliary power unit (“APU”), landing gear and two engines. The economic useful life is the period extending up to the next heavy maintenance or structural check or the remaining useful life of the aircraft/engines or lease contract, whichever is shorter.
16.1.2 Capitalization of heavy maintenance events
The Company has maintenance contracts for its engines that cover all significant maintenance events. Subsequent heavy maintenance events, which increase the useful lives of assets, are capitalized and recognized as property and equipment or in addition to the right of use of assets. They are subsequently depreciated during the respective period of use or until the end of the lease. Repairs and other routine maintenance are recognized in statements of operations during the year in which they are incurred.
Additionally, the Company also has “power-by-the-hour” contracts, in which the amounts due to maintenance providers are calculated based on the hours flown, at the time of the maintenance event.
16.1.3 Recognition of contractual obligations relating to return of aircraft (asset retirement obligation)
The costs resulting from the maintenance events that will be carried out immediately before the return of the aircraft to the lessors, defined as restoration events, upon the receipt of the aircraft, are recognized at present value, increasing the value of the asset as a balancing item to an obligation, as long as they can be reasonably estimated. Assets are depreciated on a straight-line basis over the lease contract term, while liabilities are updated by interest rates and exchange effects.
As of December 31, 2021, the Company also recognized provisions for ARO related to engines, according to the accounting practice mentioned in the note 23.1.1
The carrying amount that represents the right of use of aircraft is tested for impairment annually, even if there are no circumstances that indicate the existence of impairment.
16.2 Breakdown of right-of-use assets

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Disposals/ write-offs	Contractual modifications	Transfers(a)	December 31, 2021

Cost
Aircraft and engines		10,033,538	1,021,819	(19,301)	221,266	99,167	11,356,489
Simulators		70,148	13	—	49,621	—	119,782
Restoration of aircraft and engines		597,011	790,727	—	—	—	1,387,738
Maintenance of aircraft and engines		1,414,507	236,336	(113,160)	(2,285)	7,458	1,542,856
Properties		114,167	—	(98,215)	—	—	15,952
Other		30,435	70,174	(27,335)	—	—	73,274
Advance payments for right of use of aircraft		—	76,097	—	—	(76,097)	—
		12,259,806	2,195,166	(258,011)	268,602	30,528	14,496,091
Depreciation
Aircraft and engines	7%	(5,707,259)	(677,537)	16,286	—	—	(6,368,510)
Simulators	20%	(55,969)	(14,287)	—	—	—	(70,256)
Restoration of aircraft and engines	33%	(182,861)	(197,788)	—	—	—	(380,649)
Maintenance of aircraft and engines	19%	(892,325)	(271,203)	111,338	—	—	(1,052,190)
Properties	3%	(74,607)	(3,213)	74,606	—	—	(3,214)
Other	30%	(29,429)	(9,194)	22,597	—	—	(16,026)
		(6,942,450)	(1,173,222)	224,827	—	—	(7,890,845)

Right-of-use assets		5,317,356	1,021,944	(33,184)	268,602	30,528	6,605,246
Impairment(b)		(706,615)	(172,305)	273,269	—	—	(605,651)
Right-of-use assets, net		4,610,741	849,639	240,085	268,602	30,528	5,999,595

Description	Weighted average rate (p.a.)	December 31, 2019	Acquisitions	Disposals/ write-offs	Contractual modifications	Transfers(a)	December 31, 2020

Cost
Aircraft		12,071,427	2,197,881	(25,741)	(4,736,892)	68,701	9,575,376
Engines and simulators		484,597	86,995	(38,160)	(6,515)	1,393	528,310
Restoration of aircraft and engines		423,194	290,785	(116,968)	—	—	597,011
Maintenance of aircraft and engines		1,374,925	168,513	(82,887)	(54,658)	8,614	1,414,507
Properties		114,167	—	—	—	—	114,167
Other		42,391	109	(12,065)	—	—	30,435
		14,510,701	2,744,283	(275,821)	(4,798,065)	78,708	12,259,806
Depreciation
Aircraft	8%	(4,538,684)	(954,452)	25,741	—	(31,220)	(5,498,615)
Engines and simulators	14%	(231,625)	(67,191)	35,595	—	(1,392)	(264,613)
Restoration of aircraft and engines	9%	(145,546)	(37,315)	—	—	—	(182,861)
Maintenance of aircraft and engines	27%	(549,869)	(368,476)	32,729	—	(6,709)	(892,325)
Properties	9%	(64,042)	(10,565)	—	—	—	(74,607)
Other	16%	(34,776)	(6,717)	12,064	—	—	(29,429)
		(5,564,542)	(1,444,716)	106,129	—	(39,321)	(6,942,450)
Rigth-of-use assets		8,946,159	1,299,567	(169,692)	(4,798,065)	39,387	5,317,356
Impairment(b)		(1,361,356)	—	72,815	581,926	—	(706,615)
Rigth-of-use assets, net		7,584,803	1,299,567	(96,877)	(4,216,139)	39,387	4,610,741

(a)	The balances of transfers are between the groups of Property and equipment, Right-of-use assets and Intangible assets
(b)	The reversal of the impairment is due to the result from the use of some aircraft for cargo service and the cancellation of the intention to sublease aircraft (Note 1.4).